Income Taxes - Reconciliation of income tax (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Taxes
Net loss for the year before taxes	$ (41,989)	$ (38,100)
Statutory tax rate	27.00%	27.00%
Income tax recovery at the statutory rate	$ (11,337)	$ (10,287)
Non-deductible items and other differences	6,774	2,505
Change in unrecognized tax benefits	$ 4,563	$ 7,782